TRADE ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
TRADE ACCOUNTS RECEIVABLE, NET
8.	TRADE ACCOUNTS RECEIVABLE, NET

	2015	2014
Billed services	6,733,219	5,481,028
Unbilled services	1,296,562	1,450,777
Mobile handsets and accessories sold	911,077	1,032,022
Allowance for doubtful accounts	(561,139)	(513,787)

Total	8,379,719	7,450,040

The aging list of trade receivables is as follows:

	2015	2014
Current	6,855,027	5,878,915
Past-due up to 60 days	1,296,612	1,388,330
Past-due from 61 to 90 days	146,608	136,200
Past-due from 91 to 120 days	121,916	113,212
Past-due from 121 to 150 days	124,887	102,139
Over 150 days past-due	395,808	345,031

Total	8,940,858	7,963,827

The movements in the allowance for doubtful accounts were as follows:

Balance at Jan 1, 2014	(654,042)
Acquisition of investments - PT Portugal	(652,964)
Allowance for doubtful accounts	(684,017)
Trade receivables written off as uncollectible	712,128
Foreign exchange differences	6,841
Transfer to assets held for sale	758,267
Balance in 2014	(513,787)
Allowance for doubtful accounts	(692,935)
Trade receivables written off as uncollectible	645,583
Balance in 2015	(561,139)